Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Shares held in treasury [member]	Translation reserve [member]	Other reserves [member]	Shareholders' equity [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2014	£ 2,137	£ 212	£ 2,820	£ (1,107)	£ 74	£ 107	£ 2,106	£ 31
Total comprehensive income for the year	1,179				99	1,074	1,173	6
Dividends paid	(591)					(583)	(583)	(8)
Issue of ordinary shares, net of expenses	24		24				24
Repurchase of ordinary shares	(623)			(623)			(623)
Cancellation of shares		(4)		269		(265)
Bonus issue of ordinary shares		18	(18)
Increase in share based remuneration reserve (net of tax)	47					47	47
Settlement of share awards				49		(49)
Acquisitions	4							4
Exchange differences on translation of capital and reserves	1	(2)	(78)	19	51	10		1
Equity at end of period at Dec. 31, 2015	2,178	224	2,748	(1,393)	224	341	2,144	34
Total comprehensive income for the year	1,522				670	844	1,514	8
Dividends paid	(692)					(683)	(683)	(9)
Issue of ordinary shares, net of expenses	23		23				23
Repurchase of ordinary shares	(722)			(722)			(722)
Cancellation of shares		(6)		713		(707)
Increase in share based remuneration reserve (net of tax)	44					44	44
Settlement of share awards				39		(39)
Exchange differences on translation of capital and reserves	5	8	232	(108)	(167)	35		5
Equity at end of period at Dec. 31, 2016	2,358	226	3,003	(1,471)	727	(165)	2,320	38
Total comprehensive income for the year	1,466				(507)	1,965	1,458	8
Dividends paid	(772)					(762)	(762)	(10)
Issue of ordinary shares, net of expenses	32		32				32
Repurchase of ordinary shares	(737)			(737)			(737)
Cancellation of shares		(4)		570		(566)
Increase in share based remuneration reserve (net of tax)	42					42	42
Settlement of share awards				37		(37)
Acquisitions	1							1
Disposal of business	(15)							(15)
Exchange differences on translation of capital and reserves	(1)	2	69	(30)	(51)	10		(1)
Equity at end of period at Dec. 31, 2017	£ 2,374	£ 224	£ 3,104	£ (1,631)	£ 169	£ 487	£ 2,353	£ 21